SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details 4) - Restricted Share Units [Member]	6 Months Ended
Jun. 30, 2025 $ / shares shares
Statement [Line Items]
Stock Options Outstanding	3,336,715
May 27, 2025 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 4.38
Stock Options Outstanding	71,715
March 29, 2023 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.12
Stock Options Outstanding	560,000
July 10, 2023 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 0.94
Stock Options Outstanding	25,000
April 1, 2024 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.02
Stock Options Outstanding	1,204,000
April 9, 2025 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 2.41
Stock Options Outstanding	1,476,000